RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Subscription Agreement with PIPE Investors
In September 2023, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “2023 PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the 2023 PIPE Investors collectively subscribed for 14,000,000 Class A ordinary shares (the “PIPE Shares”), in a private placement at a purchase price of $5.00 each per share, for aggregate gross proceeds of $70.0 million (the “2023 PIPE Investment”). The Subscription Agreements relating to approximately $68.0 million of proceeds were consummated in September 2023, with the remaining approximately $2.0 million of proceeds related to the closing of the Subscription Agreements in November 2023, following receipt of regulatory approvals (the “2023 PIPE Closings” and the date on which such Closing occurred, the “PIPE Closing Date”).” No Class B ordinary shares, warrants or other securities of the Company were issued in connection with the 2023 PIPE Investment.
Indemnification Agreements
The Company has entered into indemnification agreements with each of its directors and executive officers. The indemnification agreements provide, to the fullest extent permitted under law, indemnification against all expenses, judgments, fines and amounts paid in settlement relating to, arising out of or resulting from an indemnitee’s status as a director, officer, employee, fiduciary or agent of the Company or any other corporation, limited liability company, partnership, joint venture, trust, employee benefit plan or other entity which such person is or was serving at the Company’s request as a director, officer, employee or agent. In addition, the indemnification agreements provide that the Company will advance, to the extent not prohibited by law, the expenses incurred by the indemnitee in connection with any proceeding, and such advancement will be made within thirty (30) days after the receipt by the Company of a statement requesting such advances from time to time, whether prior to or after final disposition of any proceeding.
Transactions with Cedarwalk in connection with the Business Combination
In connection with the Obagi China Distribution, the Company entered into an Intellectual Property License Agreement (the “IP License Agreement”), a Global Supply Services Agreement (the “Supply Agreement”), and a Transition Services Agreement (the “Transition Services Agreement”) with Obagi Hong Kong, which is owned by Cedarwalk, the former owner of Obagi and a beneficial holder of 24.5% of the Company’s fully diluted Class A ordinary shares as of the closing of the Business Combination.
Under the IP License Agreement, the Company exclusively licenses intellectual property relating to the Obagi brand to the Obagi China Business, and the Company retains the rights to such intellectual property to conduct the Obagi-branded business worldwide except for the China Region. The Obagi China Business pays the Company a royalty on gross sales of licensed products. During the six months ended June 30, 2024 net revenue generated from related party royalties was $0.1 million. During the six months ended June 30, 2023 net revenue generated from related party royalties was less than $0.1 million.
Under the Supply Agreement, the Company supplies or causes to be supplied through certain Obagi CMOs products for distribution and sale in the China Region by the Obagi China Business. The term of the Supply Agreement is perpetual, subject to termination for material breach and failure to cure or termination in the event that the IP License Agreement is terminated. During the six months ended June 30, 2024 net revenue generated from supplying products to the Obagi China Business was $1.1 million and the related cost of goods sold was $0.3 million. During the six months ended June 30, 2023 net revenue generated from supplying products to the Obagi China Business was $3.4 million and the related cost of goods sold was $1.1 million.
As of June 30, 2024, the Company had $0.5 million in related party accounts receivable from the Obagi China Business in the condensed consolidated balance sheet. As of December 31, 2023, the Company had $1.1 million in related party accounts receivable from the Obagi China Business in the condensed consolidated balance sheet.
Under the Transition Services Agreement, the Company provided Obagi Hong Kong and its affiliates certain transition services to enable them to conduct the Obagi China Business as a going concern in the China Region. The transition services were provided for an initial term of up to twelve (12) months, with an option for Obagi China Business to extend the service period for up to an additional twelve (12) months solely as to certain R&D services. Obagi Hong Kong did not elect to extend the services and as a result the Transition Services Agreement expired on July 27, 2023. Services under the agreement were to be charged at the reasonable, fully-loaded costs of providing the services, but such services were to be provided at no charge for a certain period of time or up to a specified dollar value of services (the “Threshold Amount”). The Company determined that the Threshold Amount may be applied towards a combination of the Company’s services or inventory purchases made by the Obagi China Business under the Supply Agreement. Due to the fact that the Threshold Amount had not been reached at the time of expiration, the Company received no fees from the Obagi China Business.
Transactions with Waldencast Ventures LP
Waldencast Ventures LP is a shareholder of the Company and is controlled by Michel Brousset. The Company reimbursed Waldencast Ventures LP with respect to salary and other costs relating to Michel Brousset and Hind Sebti incurred by Waldencast Ventures LP in 2022 following the Business Combination as well as a portion of rent related to the Company’s London offices. During the six months ended June 30, 2024, there were no reimbursements. During the six months ended June 30, 2023, the total amount reimbursed was $0.3 million.
Milk
Milk subleases from Milk Studios Los Angeles LLC certain space in Los Angeles, CA on a month-to-month basis. Milk primarily uses these facilities for corporate offices and as an in-house studio. Milk also receives certain services from an employee of Milk Studios. During the six months ended June 30, 2024, the Company incurred administrative fees of $0.2 million, which is recorded in SG&A expenses in condensed consolidated statements of operations and comprehensive loss. During the six months ended June 30, 2023, the Company incurred administrative fees of $0.2 million, which is recorded in SG&A expenses in condensed consolidated statements of operations and comprehensive loss.
One of the cofounders of Milk Makeup and a shareholder of the Company is party to an influencer agreement with Milk Makeup pursuant to which she provides certain brand services to Milk Makeup. Milk paid $0.1 million in fees pursuant to this agreement during both the six months ended June 30, 2024 and the six months ended June 30, 2023.